UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short Duration Fund
Investment Portfolio as of July 31, 2004 (Unaudited)


                                                                                                       Principal
                                                                                                        Amount ($)      Value ($)
                                                                                                        ----------      ---------

Corporate Bonds 19.7%
Consumer Discretionary 2.3%
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                                       815,000          828,835
Liberty Media Corp., Series A, 3.02%, 9/17/2006 *                                                       2,840,000        2,883,083
Tele-Communications, Inc., 7.25%, 8/1/2005                                                                709,000          738,865
                                                                                                                       -----------
                                                                                                                         4,450,783

Energy 0.8%
Pemex Project Funding Master Trust:
144A, 2.82%, 6/15/2010 *                                                                                  645,000          653,062
8.5%, 2/15/2008                                                                                           772,000          860,780
                                                                                                                       -----------
                                                                                                                         1,513,842

Financials 9.6%
American Express Centurion Bank, 4.375%, 7/30/2009                                                      1,390,000        1,394,645
American General Finance Corp., 4.625%, 5/15/2009                                                       1,760,000        1,775,407
Capital One Bank, 5.0%, 6/15/2009                                                                       1,055,000        1,069,050
Citizens Property Insurance Corp., 144A, 6.7%, 8/25/2004                                                  500,000          501,442
Florida Windstorm:
144A, 6.7%, 8/25/2004                                                                                     150,000          150,433
144A, 6.85%, 8/25/2007                                                                                  2,000,000        2,187,876
Ford Motor Credit Co., 6.875%, 2/1/2006                                                                 4,041,000        4,239,619
General Motors Acceptance Corp., 6.75%, 1/15/2006                                                       5,005,000        5,241,306
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                                       1,421,149        1,422,556
PNC Funding Corp., 6.875%, 7/15/2007                                                                      165,000          179,558
                                                                                                                       -----------
                                                                                                                        18,161,892

Industrials 1.1%
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011                               1,962,773        2,098,172

Telecommunication Services 0.7%
Continental Cablevision, Inc., 9.0%, 9/1/2008                                                             300,000          350,331
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006                                               1,000,000        1,055,607
                                                                                                                       -----------
                                                                                                                         1,405,938

Utilities 5.2%
American Electric Power Co., Inc., 6.125%, 5/15/2006                                                      700,000          735,223
Aquila, Inc., 6.875%, 10/1/2004                                                                         1,000,000        1,007,580
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                                         180,000          196,312
Cinergy Global Resources, Inc., 144A, 6.2%, 11/3/2008                                                     650,000          697,660
DTE Energy Co., Series A, 6.65%, 4/15/2009                                                                771,000          827,231
GTE North, Inc., 6.9%, 11/1/2008                                                                        1,890,000        2,074,600
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                                                  635,000          670,926
Northeast Utilities, Series B, 3.3%, 6/1/2008                                                             885,000          852,815
PacifiCorp, 6.75%, 4/1/2005                                                                               170,000          174,815
PSI Energy, Inc., 7.85%, 10/15/2007                                                                     1,085,000        1,214,746
Public Service New Mexico, 4.4%, 9/15/2008                                                                650,000          650,943
Xcel Energy, Inc., 3.4%, 7/1/2008                                                                         725,000          703,995
                                                                                                                       -----------
                                                                                                                         9,806,846

Total Corporate Bonds (Cost $37,588,172)                                                                                37,437,473

Foreign Bonds - US$ Denominated 2.9%
Deutsche Telekom International Finance BV, 8.0%, 6/15/2010                                              1,770,000        2,087,639
Mizuho Financial Group, 8.375%, 12/29/2049                                                              1,110,000        1,163,058
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                                                  635,000          684,829
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049                                            995,000        1,057,012
Tyco International Group SA, 6.75%, 2/15/2011                                                             550,000          603,078
                                                                                                                       -----------
Total Foreign Bonds - US$ Denominated (Cost $5,643,897)                                                                  5,595,616

Asset Backed 22.1%
Automobile Receivables 8.6%
AmeriCredit Automobile Receivables Trust:
A3, Series 2002-1, 4.23%, 10/6/2006                                                                       938,936          945,041
A4, Series 2001-D, 4.41%, 11/12/2008                                                                    1,810,000        1,837,036
A4, Series 2001-B, 5.37%, 6/12/2008                                                                       697,285          710,707
Chase Manhattan Auto Owner Trust, "A4", Series 2003-B, 2.57%, 2/16/2010                                 2,400,000        2,354,403
Daimler Chrysler Auto Trust:
A4, Series 2002-A, 4.49%, 10/6/2008                                                                     2,175,000        2,213,121
A4, Series 2000-E, 6.16%, 1/8/2006                                                                        133,252          133,829
Drive Auto Receivables Trust, "A3", Series 2004-1, 144A, 3.5%, 8/15/2008                                1,045,000        1,052,348
MMCA Automobile Trust:
A4, Series 2002-4, 3.05%, 11/16/2009                                                                    1,160,000        1,158,960
A4, Series 2002-3, 3.57%, 8/17/2009                                                                     1,000,000        1,005,542
B, Series 2002-2, 4.67%, 3/15/2010                                                                        685,108          644,001
A4, Series 2001-4, 4.92%, 8/15/2007                                                                       409,896          415,431
B, Series 2002-1, 5.37%, 1/15/2010                                                                      1,200,291        1,146,278
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006                                         644,286          660,594
Whole Auto Loan Trust, "A4", Series 2003-1, 2.58%, 3/15/2010                                            2,090,000        2,057,576
                                                                                                                       -----------
                                                                                                                        16,334,867

Credit Card Receivables 4.7%
Chase Credit Card Master Trust, "B", Series 2003-6, 1.73%, 2/15/2011 *                                  1,755,000        1,765,959
Citibank Credit Card Issuance Trust, "B1", Series 2004-B1, 1.64%, 5/20/2011 *                           2,320,000        2,309,487
MBNA Credit Card Master Note Trust:
A4, Series 2003-A4, 1.6%, 9/17/2012 *                                                                   1,750,000        1,757,625
A4, Series 2004-A4, 2.7%, 9/15/2009                                                                     3,060,000        3,004,291
                                                                                                                       -----------
                                                                                                                         8,837,362

Home Equity Loans 7.5%
AAMES Mortgage Trust, "A2", Series 2002-1, 5.378%, 6/25/2029                                               77,595           77,784
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015                                        109,478          116,091
AQ Finance NIM Trust, "NOTE", Series 2003-N2A, 144A, 9.3%, 3/25/2033                                       85,629           85,629
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034                                            931,189          929,604
Asset Backed Securities Corp. Home Equity, "A", Series 2003-HE2, 144A, 7.0%, 4/17/2033                    237,468          238,656
Centex Home Equity:
A6, Series 2000-C, 7.54%, 10/25/2030                                                                      572,244          599,249
A6, Series 2000-B, 7.97%, 7/25/2031                                                                       958,370          999,499
Chase Funding, "NOTE", Series 2004-1A, 144A, 3.75%, 3/27/2035                                             773,785          777,026
Chase Funding Mortgage Loan, "2A2", Series 2004-1, 1.68%, 12/25/2033 *                                  3,125,000        3,124,904
Conseco Finance:
A2, Series 2002-B, 5.31%, 5/15/2033                                                                        21,317           21,383
AF6, Series 1999-H, 7.21%, 11/15/2029                                                                     111,915          113,131
Countrywide Asset-Backed Certificates, "NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033                    660,578          665,842
Countrywide Home Equity Loan Trust:
2A, Series 2004-E, 1.6%, 6/15/2029 *                                                                      891,397          890,840
NOTE, Series 2004-C, 1.6%, 1/15/2034 *                                                                  1,876,968        1,873,448
Green Tree Home Improvement Loan Trust, "HIBN1", Series 1998-E, 7.79%, 2/15/2015                          300,000          302,446
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034                                         981,033          981,033
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%, 8/26/2033                            1,075,186        1,082,241
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029                            1,367,293        1,365,905
                                                                                                                       -----------
                                                                                                                        14,244,711

Manufactured Housing Receivables 0.3%
Greenpoint Manufactured Housing, "AF6", Series 1999-5, 7.33%, 8/15/2020                                   585,921          595,014
Oakwood Mortgage Investors, Inc., "A2", Series 1999-A, 5.89%, 4/15/2029                                    10,732           10,519
                                                                                                                       -----------
                                                                                                                           605,533

Miscellaneous 1.0%
CNH Equipment Trust, "A4", Series 2001-B, 4.45%, 4/16/2007                                              1,950,000        1,967,177
Heller Equipment Asset Receivables Trust, "A4", Series 1999-2, 6.79%, 3/14/2007                            12,087           12,102
                                                                                                                       -----------
                                                                                                                         1,979,279

Total Asset Backed (Cost $42,361,081)                                                                                   42,001,752

US Government Sponsored Agencies 1.8%
Federal Home Loan Mortgage Corp., 2.875%, 12/15/2006 (d)
(Cost $3,425,221)                                                                                       3,410,000        3,391,896

US Government Agency Sponsored Pass-Throughs 2.7%
Federal Home Loan Mortgage Corp.:
5.5% with various maturities from 1/1/2008 until 3/1/2010                                                 781,249          800,721
6.0% with various maturities from 10/1/2008 until 11/1/2009                                               203,704          208,553
7.0%, 3/1/2013                                                                                            430,995          456,863
7.2%, 10/1/2006                                                                                         1,596,723        1,703,504
Federal National Mortgage Association:
5.889%, 3/1/2009                                                                                          335,551          357,715
5.934%, 1/1/2009                                                                                           83,707           89,271
6.0% with various maturities from 1/1/2008 until 2/1/2010                                               1,005,681        1,042,830
6.88%, 9/1/2005                                                                                           111,805          114,693
7.5%, 2/1/2033                                                                                            127,581          129,190
8.0%, 4/1/2007                                                                                            125,423          130,852
8.5%, 10/1/2010                                                                                           109,216          114,142
                                                                                                                       -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $5,219,172)                                                     5,148,334

Commercial and Non-Agency Mortgage-Backed Securities 10.9%
Bank of America Mortgage Securities, "2A6", Series 2004-G, 4.657%, 8/25/2034                            1,900,000        1,893,766
Cendant Mortgage Corp., "A6", Series 2003-1, 5.5%, 2/25/2033                                              814,462          827,254
Countrywide Alternative Loan Trust:
3A1, Series 2004-J2, 3.5%, 4/25/2034                                                                    3,957,421        3,971,653
1A1, Series 2004-J1, 6.0%, 2/25/2034                                                                      514,195          521,739
Countrywide Home Loans, "1A7", Series 2003-1, 4.5%, 3/25/2033                                             177,079          177,686
CS First Boston Mortgage Securities Corp., "A1", Series 1999-C1, 6.91%, 9/15/2041                       1,801,885        1,921,884
First Horizon Asset Securities, Inc., "2A1", Series 2002-6, 5.75%, 10/25/2017                             210,331          210,812
GS Mortgage Securities Corp. II, "A1", Series 1998-C1, 6.06%, 10/18/2030                                  958,758          982,854
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029                      200,000          216,323
Master ABS NIM Trust, "NOTE", Series 2003-WMC1, 144A, 8.34%, 5/26/2033                                    293,496          295,192
Master Asset Securitization Trust, "3A2", Series 2003-2, 4.25%, 4/25/2033                                 232,361          232,115
Prudential Home Mortgage Securities:
A18, Series 1992-27, 7.5%, 9/25/2007                                                                       16,374           16,572
A5, Series 1992-21, 7.5%, 8/25/2007                                                                        46,475           46,424
Residential Accredit Loans, Inc., "NB", Series 1998-QS13, 6.5%, 9/25/2013                                 836,631          842,379
Residential Funding Mortgage Securities I, "A5", Series 2002-S6, 6.0%, 4/25/2017                          174,877          175,063
Structured Asset Securities Corp.:
2A1, Series 2002-6, 6.25%, 4/25/2017                                                                      548,455          554,859
2A1, Series 2002-3, 6.5%, 3/25/2032                                                                       143,040          146,065
Vendee Mortgage Trust, "2D", Series 1997-3, 7.5%, 1/15/2025                                               306,067          308,033
Washington Mutual:
4A1, Series 2003-S4, 4.0%, 2/25/2032                                                                      531,105          531,800
2A1, Series 2002-S8, 4.5%, 1/25/2018                                                                    1,771,119        1,789,056
4A, Series 2004-CB1, 6.0%, 6/25/2034                                                                    1,758,781        1,794,676
Washington Mutual Mortgage Securities Corp., "4A1", Series 2002-S7, 4.5%, 11/25/2032                      269,874          270,261
Wells Fargo Mortgage Backed Securities Trust:
1A1, Series 2003-6, 5.0%, 6/25/2018                                                                     1,259,177        1,262,630
1A22, Series 2003-3, 5.0%, 4/25/2033                                                                    1,676,052        1,688,595
                                                                                                                       -----------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $20,787,321)                                           20,677,691

Collateralized Mortgage Obligations 21.3%
Fannie Mae, "C", Series 1997-MS, 6.74%, 8/25/2007                                                         865,000          931,646
Fannie Mae Whole Loan:
3A2B, Series 2003-W10, 3.056%, 7/25/2037                                                                  595,000          591,381
A15, Series 2002-W5, 5.5%, 7/25/2028                                                                       57,673           57,785
5A, Series 2004-W2, 7.5%, 3/25/2044                                                                     1,970,497        2,126,288
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                                        1,240,000        1,245,385
CH, Series 2614, 3.5%, 12/15/2010                                                                       2,819,738        2,840,083
MH, Series 2660, 3.5%, 5/15/2018                                                                          944,453          950,898
MB, Series 2691, 4.0%, 4/15/2022                                                                          921,000          925,228
XG, Series 2737, 4.0%, 11/15/2022                                                                         380,000          380,472
C, Series 2557, 4.25%, 12/15/2010                                                                         210,810          211,018
PB , Series 2727, 4.25%, 4/15/2023                                                                      1,660,000        1,674,354
DH, Series 2688, 4.5%, 3/15/2007                                                                        1,182,297        1,188,885
JA, Series 2828, 4.5%, 7/15/2009                                                                        1,712,000        1,754,265
LA, Series 2643, 4.5%, 1/15/2011                                                                        3,455,000        3,517,133
WH, Series 2557, 4.5%, 8/15/2009                                                                          665,060          674,975
HG, Series 2543, 4.75%, 9/15/2028                                                                         434,837          443,075
K, Series 1364, 5.0%, 9/15/2007                                                                         1,045,433        1,058,904
PJ, Series 2496, 5.0%, 7/15/2012                                                                           93,874           94,386
A, Series 2393, 5.5%, 4/15/2030                                                                           276,910          283,604
AC, Series 2513, 5.5%, 3/15/2030                                                                          242,805          244,242
UH, Series 2497, 5.5%, 5/15/2015                                                                          566,609          572,883
A, Series 2470, 6.0%, 11/15/2029                                                                          161,914          162,717
MK, Series 2488, 6.0%, 4/15/2028                                                                          758,024          761,324
PE, Series 2123, 6.0%, 12/15/2027                                                                         516,659          534,962
QE, Series 2113, 6.0%, 11/15/2027                                                                         867,711          886,661
UA, Series 2470, 6.0%, 12/15/2028                                                                          92,060           91,997
VA, Series 2110, 6.2%, 5/15/2007                                                                          629,480          633,970
I, Series 128, 6.5%, 2/15/2021                                                                             11,835           11,850
VB, Series 2369, 6.5%, 11/15/2016                                                                       2,000,000        2,030,653
LA, Series 1343, 8.0%, 8/15/2022                                                                          617,828          648,689
Federal National Mortgage Association:
A2, Series 2003-63, 2.34%, 7/25/2044                                                                      210,000          209,948
PN, Series 2003-58, 3.5%, 10/25/2021                                                                    1,439,000        1,439,258
QU, Series 2004-2, 3.5%, 11/25/2013                                                                     1,779,000        1,756,000
PH, Series 1993-199, 4.0%, 10/25/2023                                                                     163,823          163,984
JT, Series 2003-6, 4.5%, 6/25/2016                                                                         17,205           17,196
PU, Series 2003-33, 4.5%, 5/25/2033                                                                       552,271          561,829
UK, Series 2003-9, 4.5%, 11/25/2016                                                                       673,731          680,874
2A3, Series 2003-W15, 4.71%, 8/25/2043                                                                  2,340,000        2,379,209
KY, Series 2002-55, 4.75%, 4/25/2028                                                                      162,826          163,039
1A3, Series 2003-W19, 4.783%, 11/25/2033                                                                1,050,000        1,063,020
LA, Series 2002-50, 5.0%, 12/25/2029                                                                      996,008        1,008,077
PC, Series 1997-81, 5.0%, 4/18/2027                                                                       123,767          124,895
A2, Series 2002-W3, 5.5%, 10/25/2021                                                                      161,046          161,474
A, Series 2001-M1, 5.844%, 8/25/2010                                                                      838,494          882,689
A, Series 2002-35, 6.0%, 12/25/2030                                                                       318,542          322,313
G, Series 2001-46, 6.0%, 7/25/2029                                                                         24,282           24,319
PD, Series 2002-12, 6.0%, 10/25/2014                                                                      515,499          518,710
A2, Series 1998-M6, 6.32%, 8/15/2008                                                                    1,276,396        1,366,464
TP, Series 2002-65, 7.0%, 3/25/2031                                                                       139,688          142,907
FHLMC Structured Pass Through Securities, "A4", Series T-22, 7.12%, 10/25/2027                             79,108           79,464
                                                                                                                       -----------
Total Collateralized Mortgage Obligations (Cost $41,184,637)                                                            40,595,382

Municipal Investments 4.7%
Bexar County, TX, Housing Finance Corp., Multi Family Housing Revenue, Doral Club & Sutton House
Apartment, Series B, 6.0%, 10/1/2005 (a)                                                                  485,000          493,308
Clayton County, GA, Housing Authority, Multi Family Housing Revenue, Southlake College, Series B,
4.75%, 12/20/2004 (a)                                                                                      70,000           70,603
Elmwood Park, IL, Sales & Special Tax Revenue, 6.8%, 1/1/2005 (a)                                          95,000           95,384
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014       105,000          105,470
Hazelwood, MO, Industrial Development Authority, Multi Family Housing Revenue, Lakes Apartments,
Series B, 7.3%, 3/20/2006 (a)                                                                             270,000          288,198
Hudson County, NJ, General Obligation, 2.5%, 3/15/2006 (a)                                                710,000          711,292
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B:
2.35%, 7/1/2006 (a)                                                                                       840,000          829,802
2.85%, 7/1/2007 (a)                                                                                       865,000          849,863
New York State, Dormitory Authority Lease Revenue, Series C, 2.24%, 7/1/2018 (a)                        2,143,000        2,140,493
Oklahoma City, OK, Apartment Trust, FAA Registry Building, 8.7%, 10/1/2005                                540,000          578,394
Prince Georges County, MD, Housing Authority Mortgage Revenue, FoxGlenn, Series C, 6.25%,
11/20/2004 (a)                                                                                              5,000            5,015
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018 (a)                       50,000           50,250
Southeast Texas, Housing Finance Corp., Residual Revenue, Series B, Zero Coupon, 9/1/2017                 485,000          168,421
Unicoi County, TN, Health Education & Housing Facilities Board, First Mortgage Revenue, Erwin
Health, Series B, 6.7%, 9/20/2005 (a)                                                                      65,000           66,509
Washington, Economic Development Finance Authority, Economic Development Revenue, CSC Tacoma LLC
Project, Series A, 2.0%, 10/1/2006 (a)                                                                  2,405,000        2,351,585
Willoughby, OH, Multi Family Housing Mortgage Revenue, Oak Hill, Series B, 5.5%, 9/20/2007 (a)            165,000          170,023
                                                                                                                       -----------
Total Municipal Investments (Cost $9,026,756)                                                                            8,974,610

US Government Backed 13.2%
US Treasury Note:
1.5%, 3/31/2006                                                                                           705,000          693,681
1.625%, 4/30/2005                                                                                       7,750,000        7,733,655
1.875%, 11/30/2005                                                                                      4,095,000        4,072,924
3.125%, 10/15/2008 (d)                                                                                  6,025,000        5,937,216
4.625%, 5/15/2006 (d)                                                                                   6,340,000        6,565,368
                                                                                                                       -----------
Total US Government Backed (Cost $25,070,359)                                                                           25,002,844

                                                                                                       Shares           Value ($)
                                                                                                       ------           ---------

Securities Lending Collateral 7.9%
Daily Assets Fund Institutional, 1.29% (c) (e)
(Cost $15,052,912)                                                                                     15,052,913       15,052,913

Cash Equivalents 0.9%
Scudder Cash Management QP Trust, 1.38% (b)
(Cost $1,645,885)                                                                                       1,645,885        1,645,885


                                                                                                        % of
                                                                                                       Net Assets       Value ($)

Total Investment Portfolio  (Cost $207,005,413)                                                             108.1      205,524,396
Other Assets and Liabilities, Net                                                                            (8.1)     (15,338,975)
                                                                                                                       -----------
Net Assets                                                                                                  100.0      190,185,421
                                                                                                                    ==============



* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
         Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.

(a)    Bond is insured by one of these companies:                      As a % of Total
                                                                   Investment Portfolio
AMBAC    AMBAC Assurance Corp.                                                    0.1
FGIC       Financial Guaranty Insurance Company                                   1.0
GNMA     Government National Mortgage Association Collateralized                  0.3
MBIA      Municipal Bond Investors Assurance                                      2.5

(b) Scudder Cash Management QP Trust, is managed by Deutsche Asset Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Daily Asset Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $14,645,914, which is 7.7% of total net assets.

(e)      Represents collateral held in connection with securities lending.


                  144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Duration Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Duration Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004